Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013